CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2014
Consolidated Financial Statements [Abstract]
Consolidated Financial Statements

Note 1 - Consolidated Financial Statements

The consolidated balance sheet as of June 30, 2014, the consolidated statements of income for the three and six months ended June 30, 2014 and 2013 and the consolidated statements of cash flows for the six-month periods then ended have been prepared by the company without an audit. The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments necessary to present fairly the financial position, results of operations and cash flows at June 30, 2014 and for all periods presented have been made. Operating results for the reporting periods presented are not necessarily indicative of results that may be expected for the year ending December 31, 2014. For further information, refer to the audited consolidated financial statements and footnotes thereto included elsewhere in this report for the year ended December 31, 2013.

Certain prior year balances have been reclassified to conform to current year presentation. The consolidated financial statements include all accounts of First Citizens Bancshares, Inc. (the "Company"), and its subsidiary, First Citizens National Bank (the "Bank"). First Citizens (TN) Statutory Trusts III and IV are reported under the equity method in accordance with generally accepted accounting principles for Variable Interest Entities for all periods presented. These investments are included in other assets and the proportionate share of income (loss) is included in other non-interest income. The Bank also has two wholly owned subsidiaries, First Citizens Financial Plus, Inc. and First Citizens Investments, Inc., which are consolidated into its financial statements.

The principal activity of First Citizens Investments, Inc. is to acquire and sell investment securities and collect income from the securities portfolio. First Citizens Holdings, Inc., a wholly owned subsidiary of First Citizens Investments, Inc., acquires and sells certain investment securities, collects income from its portfolio, and owns First Citizens Properties, Inc., a real estate investment trust. First Citizens Properties, Inc. is a real estate investment trust organized and existing under the laws of the state of Maryland, the principal activity of which is to invest in participation interests in real estate loans made by the Bank and provide the Bank with an alternative vehicle for raising capital. First Citizens Holdings, Inc. owns 100% of the outstanding common stock and 60% of the outstanding preferred stock of First Citizens Properties, Inc. Directors, executive officers and certain employees and affiliates of the Bank own approximately 40% of the preferred stock which is reported as Noncontrolling Interest in Consolidated Subsidiary in the Consolidated Financial Statements of the Company. Net income (loss) attributable to the noncontrolling interest is included in Other Non-Interest Expense on the Consolidated Statements of Income and is not material for any of the periods presented.

The Bank has a 50% ownership interest in two insurance subsidiaries both of which are accounted for using the equity method. One is White and Associates/First Citizens Insurance, LLC, which is a general insurance agency offering a full line of insurance products. The other is First Citizens/White and Associates Insurance Company whose principal activity is credit insurance. The investment in these subsidiaries is included in Other Assets on the Balance Sheets presented in this report and earnings from these subsidiaries are recorded in Other Income on the Income Statements presented in this report.